Prospectus Supplement                                           203935 05/03
dated May 19, 2003 to:

PUTNAM HEALTH SCIENCES TRUST
Prospectuses dated December 30, 2002

The third paragraph and table under the heading "Who manages the fund?" is replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since  Experience
-------------------------------------------------------------------------------
Terrence W. Norchi, M.D.  2002   2002 - Present      Putnam Management
                                 2000 - April 2002   Citigroup Asset Management
                                 Prior to 2000       Sanford C. Bernstein and
                                                     Co., Inc.
-------------------------------------------------------------------------------
Portfolio members         Since  Experience
-------------------------------------------------------------------------------
Coleman N. Lannum, III    2002   1997 - Present      Putnam Management
Bobe E. Simon             2003   1995 - Present      Putnam Management